FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05361

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Variable Insurance Products Fund V

Fund Name: VIP FundsManager 85% Portfolio

82 DEVONSHIRE STREET, BOSTON, MA 02109
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

ERIC D. ROITER, SECRETARY, 82 DEVONSHIRE STREET, BOSTON, MA 02109
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: DECEMBER 31

DATE OF REPORTING PERIOD: 06/30/2007

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Variable Insurance Products Fund V

BY:  /s/ KIMBERLEY MONASTERIO*
KIMBERLEY MONASTERIO, TREASURER
DATE: 08/10/2007 04:43:28 PM

*BY:  /s/ CLAIRE S. WALPOLE
CLAIRE S. WALPOLE, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JULY 10, 2007 AND FILED HEREWITH.

VOTE SUMMARY REPORT
VIP FundsManager 85% Portfolio
07/01/2006- 06/30/2007

Note: The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

ISSUER NAME: FIDELITY CONTRAFUND MEETING DATE: 08/16/2006
TICKER: FCNTX SECURITY ID: 316071109
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES * AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY EQUITY-INCOME FUND MEETING DATE: 09/20/2006
TICKER: FEQIX SECURITY ID: 316138106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY LARGE CAP VALUE FUND MEETING DATE: 09/20/2006
TICKER: FSLVX SECURITY ID: 316128602
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY REAL ESTATE INVESTMENT PORTFOLIO MEETING DATE: 09/20/2006
TICKER: FRESX SECURITY ID: 316138205
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY STOCK SELECTOR FUND MEETING DATE: 09/20/2006
TICKER: FDSSX SECURITY ID: 316066307
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: FIDELITY VALUE FUND MEETING DATE: 09/20/2006
TICKER: FDVLX SECURITY ID: 316464106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES * AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

ISSUER NAME: VIP GROWTH & INCOME PORTFOLIO MEETING DATE: 11/15/2006
TICKER: -- SECURITY ID: 922176649
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1. 1	ELECT DENNIS J. DIRKS AS A DIRECTOR	Management	For	Proportional
1. 2	ELECT ALBERT R. GAMPER, JR. AS A DIRECTOR	Management	For	Proportional
1. 3	ELECT ROBERT M. GATES AS A DIRECTOR	Management	For	Proportional
1. 4	ELECT GEORGE H. HEILMEIER AS A DIRECTOR	Management	For	Proportional
1. 5	ELECT EDWARD C. JOHNSON 3D AS A DIRECTOR	Management	For	Proportional
1. 6	ELECT STEPHEN P. JONAS AS A DIRECTOR	Management	For	Proportional
1. 7	ELECT JAMES H. KEYES* AS A DIRECTOR	Management	For	Proportional
1. 8	ELECT MARIE L. KNOWLES AS A DIRECTOR	Management	For	Proportional
1. 9	ELECT NED C. LAUTENBACH AS A DIRECTOR	Management	For	Proportional
1. 10	ELECT WILLIAM O. MCCOY AS A DIRECTOR	Management	For	Proportional
1. 11	ELECT ROBERT L. REYNOLDS AS A DIRECTOR	Management	For	Proportional
1. 12	ELECT CORNELIA M. SMALL AS A DIRECTOR	Management	For	Proportional
1. 13	ELECT WILLIAM S. STAVROPOULOS AS A DIRECTOR	Management	For	Proportional
1. 14	ELECT KENNETH L. WOLFE AS A DIRECTOR	Management	For	Proportional
Fidelity displays agenda items and descriptions as they are provided by the issuer and the vote processing agent. These descriptions may include special characters such as asterisks. Generally, asterisks refer to the class of director or stock or indicate notice of voting instructions.

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Colchester Street Trust

Fidelity Aberdeen Street Trust

Fidelity Advisor Series I

Fidelity Advisor Series II

Fidelity Advisor Series IV

Fidelity Advisor Series VII

Fidelity Advisor Series VIII

Fidelity Beacon Street Trust

Fidelity Boylston Street Trust

Fidelity California Municipal Trust

Fidelity California Municipal Trust II

Fidelity Capital Trust

Fidelity Central Investment Portfolios LLC

Fidelity Central Investment Portfolios II LLC

Fidelity Charles Street Trust

Fidelity Commonwealth Trust

Fidelity Concord Street Trust

Fidelity Congress Street Trust

Fidelity Contrafund

Fidelity Court Street Trust

Fidelity Court Street Trust II

Fidelity Covington Trust

Fidelity Destiny Portfolios

Fidelity Devonshire Trust

Fidelity Exchange Fund

Fidelity Financial Trust

Fidelity Fixed-Income Trust

Fidelity Garrison Street Trust

Fidelity Hanover Street Trust

Fidelity Hastings Street Trust

Fidelity Hereford Street Trust

Fidelity Income Fund

Fidelity Investment Trust

Fidelity Magellan Fund

Fidelity Massachusetts Municipal Trust

Fidelity Money Market Trust

Fidelity Mt. Vernon Street Trust

Fidelity Municipal Trust

Fidelity Municipal Trust II

Fidelity New York Municipal Trust

Fidelity New York Municipal Trust II

Fidelity Oxford Street Trust

Fidelity Phillips Street Trust

Fidelity Puritan Trust

Fidelity Revere Street Trust

Fidelity School Street Trust

Fidelity Securities Fund

Fidelity Select Portfolios

Fidelity Summer Street Trust

Fidelity Trend Fund

Fidelity Union Street Trust

Fidelity Union Street Trust II

Newbury Street Trust

Variable Insurance Products Fund

Variable Insurance Products Fund II

Variable Insurance Products Fund III

Variable Insurance Products Fund IV

Variable Insurance Products Fund V

plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Nicholas Steck and Claire Walpole my true and lawful attorneys-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacities, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 2007.

WITNESS my hand on this 10th of July 2007.

/s/ Kimberley Monasterio

Kimberley Monasterio

Treasurer